Dividends	6 Months Ended
Jun. 27, 2026
Dividends
Dividends
4.	Dividends

The 2025 final dividend totaling $205m was paid on 27 May 2026. The 2026 interim dividend of 15.6 US cents per ordinary share was approved by the Board on 29 July 2026. This dividend is payable on 6 November 2026 to shareholders whose names appear on the register at the close of business on 2 October 2026. The sterling equivalent per ordinary share will be set following the record date. Shareholders may elect to receive their dividend in either Sterling or US Dollars and the last day for election will be 16 October 2026. Shareholders may participate in the dividend re-investment plan and elections must be made by 16 October 2026.